Note 9 - Customer and Geographic Information - Revenue Percentage by Major Customers (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Customer A [Member]
Concentration Risk, Percentage	53.00%		52.00%	33.00%
Customer B [Member]
Concentration Risk, Percentage		[1]	16.00%	17.00%	[1]
Customer C [Member]
Concentration Risk, Percentage	12.00%	[1]	11.00%	24.00%

[1]	represents less than 10%